Income Taxes - Summary of Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Current
Current, Federal			$ 53
Current, State	236	331	837
Current, Foreign	(387)	595	280
Total current tax expense (benefit)	(151)	926	1,170
Deferred
Deferred, Federal	(48,745)	(76)	135
Deferred, State	(12,903)	223	(397)
Deferred, Foreign	(224)	48	(223)
Total deferred tax benefit	(61,872)	195	(485)
Total income tax expense (benefit)	$ (62,023)	$ 1,121	$ 685